Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	Ellington Credit Company
Entity Incorporation, State or Country Code	DE
Entity File Number	811-24071
Entity Tax Identification Number	46-0687599
Entity Address, Address Line One	53 Forest Avenue
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	698-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, no par value
Trading Symbol	EARN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001560672
Amendment Flag	false
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, no par value
Trading Symbol	EARN
Security Exchange Name	NYSE
Senior Subordinated Notes
Cover [Abstract]
Title of 12(b) Security	8.50% Notes due 2031
Trading Symbol	ELLA
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	8.50% Notes due 2031
Trading Symbol	ELLA
Security Exchange Name	NYSE